Note 28 - Pensions	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of defined benefit plans [text block]
28.	Pensions

The Company’s principal pension plan comprises the compulsory superannuation scheme in Australia, where the Company contributes 9.5%. A pension scheme is also in place for U.K. employees, where the Company contributes 7% (year ended June 30, 2020: 4%). A pension scheme is also in place for Netherlands employees where the Company contributes 10.3%. The pension charge for the year represents contributions payable by the Group which amounted to $0.8 million (year ended June 30, 2020: $0.79 million; 3 months ended June 20, 2019: $0.27 million; year ended March 31, 2019: $0.76 million).